Note 16 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest expense	$ 35,121	$ 45,782
Interest capitalized	(1,954)	(794)
Swap effect	13	(1,502)
Amortization and write-off of financing costs	1,944	1,650
Bank charges and other financing costs	243	180
Total	$ 35,367	$ 45,316